Intangible assets, royalties and goodwill (Details) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 19, 2019	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Intangible Asset, Royalties and Goodwill [Abstract]
Net sales			$ 15,577,000	$ 14,785,000
Amortization expense of intangible assets			$ 100,000	0
Intangible Assets [Abstract]
Weighted Average Remaining Useful Lives			10 years
Gross Carrying Amount			$ 0
Additions			15,676,000
Adjustments			(986,000)
Gross Carrying Amount			14,690,000	0
Accumulated Amortization			(49,000)
Net Carrying Amount			14,641,000	0
Halo Acquisition [Member]
Intangible Asset, Royalties and Goodwill [Abstract]
Net sales	$ 700,000
Licensing Agreements [Member]
Intangible Asset, Royalties and Goodwill [Abstract]
Payment of upfront fees in equity		$ 1,000,000
Payment of agreed minimum royalty			600,000
Impairment of intangible assets			$ 900,000
Intangible Assets [Abstract]
Weighted Average Remaining Useful Lives			0 years
Gross Carrying Amount			$ 0
Additions			986,000
Adjustments			(986,000)
Gross Carrying Amount			0	0
Accumulated Amortization			0
Net Carrying Amount			0
Licensing Agreements [Member] | Elvis Presley Hound Dog [Member]
Intangible Asset, Royalties and Goodwill [Abstract]
Net sales			$ 0
Customer Relationships [Member]
Intangible Assets [Abstract]
Weighted Average Remaining Useful Lives			7 years
Gross Carrying Amount			$ 0
Additions			7,500,000
Adjustments			0
Gross Carrying Amount			7,500,000	0
Accumulated Amortization			(35,000)
Net Carrying Amount			$ 7,465,000
Customer Relationships [Member] | Halo Acquisition [Member]
Intangible Asset, Royalties and Goodwill [Abstract]
Estimated useful lives of intangible assets			7 years
Trade Names [Member]
Intangible Assets [Abstract]
Weighted Average Remaining Useful Lives			15 years
Gross Carrying Amount			$ 0
Additions			7,190,000
Adjustments			0
Gross Carrying Amount			7,190,000	$ 0
Accumulated Amortization			(14,000)
Net Carrying Amount			$ 7,176,000
Trade Names [Member] | Halo Acquisition [Member]
Intangible Asset, Royalties and Goodwill [Abstract]
Estimated useful lives of intangible assets			15 years